Going Concern (Narrative) (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Oct. 22, 2021 USD ($)	Jul. 31, 2021 USD ($)
Disclosure Of Going Concern [Line Items]
Loss from operations	$ (85,495)	$ (476,551)
Cash used in operating activities	(43,068)	(94,554)
Accumulated deficit	$ (773,993)	$ (659,231)
Senior Secured Convertible Notes
Disclosure Of Going Concern [Line Items]
Threshold market price of equity condition				$ 5.00
Subsequent events | Senior Secured Convertible Notes
Disclosure Of Going Concern [Line Items]
Threshold market price of equity condition			$ 1.50